Document and Entity Information	Aug. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2026
Entity File Number	001-06155
Entity Registrant Name	ONEMAIN FINANCE CORPORATION
Entity Central Index Key	0000025598
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-0416090
Entity Address, Address Line One	601 N.W. Second Street
Entity Address, City or Town	Evansville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47708
City Area Code	812
Local Phone Number	424-8031
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false